Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of fair value of derivative instruments
Derivative asset, Fair value	$ 2,790	$ 3,208
Derivative asset, Notional amount	30,263	29,944
Derivative liability, Fair value	2,123	2,215
Derivative liability, Notional amount	25,506	23,691
Designated as Hedging Instrument [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value	4	11
Derivative asset, Notional amount	79	145
Derivative liability, Fair value	21	29
Derivative liability, Notional amount	192	310
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value	1,960	2,182
Derivative asset, Notional amount	21,216	21,732
Derivative liability, Fair value	2,065	2,142
Derivative liability, Notional amount	23,746	20,955
Not Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value	822	1,004
Derivative asset, Notional amount	7,445	7,162
Derivative liability, Fair value
Derivative liability, Notional amount
Not Designated as Hedging Instrument [Member] | Other Derivative Contracts [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value		1
Derivative asset, Notional amount	10	13
Derivative liability, Fair value	5	7
Derivative liability, Notional amount	17	17
Not Designated as Hedging Instrument [Member] | Total Return Swap [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value	4	10
Derivative asset, Notional amount	1,513	892
Derivative liability, Fair value	32	37
Derivative liability, Notional amount	$ 1,551	$ 2,409